Note 3 - Schedule of Acquired Finite Lived Intangible Assets (Details) - Campus Solutions [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Customer Relationships [Member]
Useful life of acquired intangible assets	11 years
Total acquired intangible assets	$ 23,130
Acquired Technology [Member]
Useful life of acquired intangible assets	3 years
Total acquired intangible assets	$ 2,720
Useful life of acquired intangible assets	10 years
Total acquired intangible assets	$ 25,850